Schedule of Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization of right-of-use assets	$ 69	$ 33
Interest on lease liabilities	35	13
Operating lease cost	79	36
Short-term lease cost	17	17
Net lease cost	$ 200	$ 99
FG Group Holdings Inc [Member]
Amortization of right-of-use assets			$ 183	$ 37
Interest on lease liabilities			94	12
Operating lease cost			161	243
Short-term lease cost			60	53
Sublease income				(32)
Net lease cost			$ 498	$ 313